Cash, Cash Equivalents and Restricted Cash	6 Months Ended
Jun. 30, 2024
Cash, Cash Equivalents and Restricted Cash [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

NOTE 3 – CASH, CASH EQUIVALENTS AND RESTRICTED CASH

	June 30,	December 31,
(in thousands)	2024	2023

Cash held in banks	$3,747	$813
Total cash and cash equivalents	3,747	813
Restricted cash – current – Prepaid expenses and other receivables	113	113
Restricted cash – noncurrent – Other assets	306	300
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$4,166	$1,226